Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows are comprised of the following:

	December 31, 2022		December 31, 2021
Cash and bank balances	Ps.	39,598	Ps.	32,145
Cash equivalents (see Note 3.5)		43,841		65,262
	Ps.	83,439	Ps.	97,407